8. Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
	September 30, 2022	December 31, 2021
Opening balance	$28,687,051	$1,663,120
Acquisition of Bookmakers Company US, LLC	—	27,024,383
Foreign exchange movements	(288)	(452)
	28,686,763	28,687,051
Accumulated Impairment charge
Opening Balance January 1	(12,522,714)	—
Impairment charge	—	(12,522,714)
Closing Balance	(12,522,714)	(12,522,714)

Goodwill net of impairment charge	$16,164,049	$16,164,337

	December 31, 2021	December 31, 2020
Cost
Opening balance as of January 1,	$1,663,120	$1,663,385
Acquisition of USB	27,024,383	—
Foreign exchange movements	(452)	(265)
Closing balance as of December 31.	28,687,051	1,663,120

Accumulated Impairment charge
Opening balance as of January 1,	—	—
Impairment charge	(12,522,714)	—
Closing balance as of December 31,	(12,522,714)	—

Goodwill, net of impairment charges	$16,164,337	$1,663,120